Business, Liquidity and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of liabilities measured at fair value on a recurring basis
		Level 1		Level 3
	Balance at	Quoted prices in	Level 2	Significant
	December 31,	active markets for	Significant other	unobservable
(In thousands)	2014	identical assets	observable inputs	inputs
Liabilities:
Fair value liability for price adjustable warrants	$9,225	$-	$-	$9,225
Fair value liability for shares to be issued	75	75	-	-
Total liabilities at fair value	$9,300	$75	$-	$9,225

		Level 1		Level 3
		Quoted prices in	Level 2	Significant
	Balance at	active markets for	Significant other	unobservable
(In thousands)	June 30, 2015	identical assets	observable inputs	inputs
Liabilities:
Fair value liability for price adjustable warrants	$5,582	$-	$-	$5,582
Total liabilities at fair value	$5,582	$-	$-	$5,582

	Balance at December 31, 2013	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$5,226	$-	$-	$5,226
Fair value liability for shares to be issued	1,019	1,019	-	-
Total liabilities at fair value	$6,245	$1,019	$-	$5,226

	Balance at December 31, 2014	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$9,225	$-	$-	$9,225
Fair value liability for shares to be issued	75	75	-	-
Total liabilities at fair value	$9,300	$75	$-	$9,225

Schedule of activity of accrued restructuring liability determined by Level 3 inputs
	Facility Related Liabilities
(In thousands)	2013	2014
Balance, January 1	$392	$12
Cash payments	(380)	(12)
Balance, December 31	$12	$-

Schedule of fair value liability of price adjustable warrants determined by Level 3

		Weighted average as of each measurement date
	Fair value
	liability for price				Contractual
	adjustable warrants	Exercise	Stock		life	Risk free
	(in thousands)	Price	Price	Volatility	(in years)	rate

Balance at December 31, 2014	$9,225	$0.42	$0.95	121%	3.51	0.90%
Change in fair value included in Statement of Operations	(3,643)
Balance at June 30, 2015	$5,582	$0.42	$0.59	102%	2.09	0.70%

		Weighted average as of each measurement date
	Fair value liability for price adjustable warrants (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life (in years)	Risk free rate
Balance at December 31, 2012	$4,169	$0.28	$0.46	146%	4.64	0.66%
Fair value of warrants issued in connection to amendments to notes payable	1,208	0.28	0.28	140%	5.50	1.55%
Change in fair value included in consolidated statement of operations	(151)	-	-	-	-	-
Balance at December 31, 2013	5,226	0.28	0.4	124%	4.08	1.30%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares	5,929	0.75	1.50	123%	7.0	0.55%
Exercise of Warrants	(1,917)	0.36	1.14	133%	3.07	0.77%
Change in fair value included in consolidated statement of operations	(13)	-	-	-	-	-
Balance at December 31, 2014	$9,225	$0.42	0.95	121%	3.51	0.90%

Schedule of anti-dilutive securities

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2015	2014	2015
Stock options outstanding	284,505	1,316,106	284,505	1,316,106
Warrants	7,031,058	1,323,291	21,310,695	1,323,291
Convertible preferred stock	-	8,000,000	8,000,000	8,000,000
Total	7,315,563	10,639,397	29,595,200	10,639,397

	Year Ended December 31,
	2013	2014
Stock options outstanding	284,829	1,084,106
Warrants	17,017,601	21,212,813
Common shares underlying Series C convertible preferred stock	-	8,000,000
Total	17,302,430	30,296,919

Schedule of reconciliation of basic and diluted net income (loss)
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2015	2014	2015
Net income (loss) – numerator basic	$3,921	$904	$(11,157)	$1,318
Change in fair value liability for price adjustable warrants	-	(1,914)	-	(3,643)
Net loss excluding change in fair value liability for price adjustable warrants	$3,921	$(1,010)	$(11,157)	$(2,325)
Weighted average common shares outstanding – denominator basic	25,633	26,036	23,563	26,036
Assumed conversion of Series C	102	-	-	-
Effect of price adjustable warrants	9,066	4,257	-	4,257
Weighted average dilutive common shares outstanding	34,801	30,293	23,563	30,293
Net income (loss) per common share – basic	$0.15	$0.03	$(0.47)	$0.05
Net income (loss) per common share – diluted	$0.11	$(0.03)	$(0.47)	$(0.08)